Consolidated Statements of Operation and Other Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales		$ 1,862,231	$ 2,761,798	$ 2,825,488
Cost of sales		(644,995)	(1,134,926)	(1,269,776)
Gross profit		1,217,236	1,626,872	1,555,712
Other income		52,600	930	605
Selling and marketing expenses		(1,841,859)
Administrative expense		(2,037,264)	(1,110,982)	(473,707)
(Loss) profit before income tax		(2,609,287)	516,820	1,082,610
Income tax credit (expense)		363,109	(137,390)	(157,047)
(Loss) profit for the year		(2,246,178)	379,430	925,563
Other comprehensive income:
Foreign currency translation adjustment		5,194
Total other comprehensive income		5,194
Total comprehensive (loss) income		$ (2,240,984)	$ 379,430	$ 925,563
(Loss) earnings per share:
Ordinary shares, – basic (in Dollars per share)		$ (1.37)	$ 2.29	$ 5.86
Ordinary shares, – diluted (in Dollars per share)		$ (1.37)	$ 2.29	$ 5.86
Weighted average shares outstanding used in calculating basic and diluted earnings per share**
Ordinary shares, – basic (in Shares)	[1]	1,633,849	165,488	157,812
Ordinary shares, – diluted (in Shares)	[1]	1,633,849	165,488	157,812

[1]	On January 16, 2026, the board of directors of the Company approved amendments to the Company’s Second Amended and Restated Memorandum and Articles of Association. The amendments provide for: (i) a reverse share split of the Company’s ordinary shares at a ratio of 1-for-16; and (ii) a restatement of the Company’s authorized share capital to 1,250,000,000 shares of USD 0.00004 par value each to 78,125,000 shares of USD 0.00064 par value each. Following the Reverse Share Split, the number of issued and outstanding ordinary shares were reduced from 26,660,000 to 1,666,250. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.